Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,447,000
Previously Paid Amount	0.00
Total Fee Amount	5,309.53
Total Offset Amount	0.00
Net Fee	5,309.53
Narrative - Max Aggregate Offering Price	$ 38,447,000
Final Prospectus	true